Annual Fund Operating Expenses - PIMCO California Intermediate Municipal Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.445%
I-2
Operating Expenses:
Management Fees	0.545%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.545%
A
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
C
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.525%